GOODWILL AND OTHER INTANGIBLE ASSETS - Carrying Amount of Goodwill by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Goodwill [Roll Forward]
Beginning Balance					$ 148,291
Impairment	$ (6,000)	$ 0	$ 0	$ 0	0	$ (6,000)	$ 0
Ending Balance	148,291				148,291	148,291
Ending Balance	148,291				148,291	148,291
Commercial
Goodwill [Roll Forward]
Beginning Balance				154,271	148,291	154,271
Impairment						(6,000)
Other, net						20
Ending Balance	148,291				148,291	148,291	154,271
Ending Balance	$ 148,291			$ 154,271	$ 148,291	154,271	$ 154,271
Commercial | CENTRIA
Goodwill [Roll Forward]
Impairment						$ (6,000)